JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT Q

Supplement dated July 21, 2025

to

Statement of Additional Information dated April 28, 2025

This Supplement applies to the Statement of Additional Information for REVOLUTION VALUE VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) (the “Contracts”). It supplements the Statement of Additional Information dated April 28, 2025 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the current Statement of Additional Information and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus or the applicable Statement of Additional Information. If you would like another copy of the Annuity Prospectus or the applicable Statement of Additional Information, please contact our Annuities Service Center at 1-800-344-1029 to request a free copy. You may also visit our website at www.jhannuities.com.

The first and second paragraph under “Services – Independent Registered Public Accounting Firm” is replaced in its entirety with the following:

The statutory-basis financial statements of John Hancock Life Insurance Company (U.S.A.) as of December 31, 2024 and 2023, and for each of the three years in the period ended December  31, 2024, incorporated in this SAI by reference to report on Form N-VPFS/A filed July 21, 2025, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon, and are incorporated by reference in reliance upon such report given on the authority of such firm as experts in auditing and accounting.

The financial statements of JOHN HANCOCK LIFE INSURANCE Co (U.S.A.) SEPARATE ACCOUNT Q (File No. 811-07711) (formerly, John Hancock Variable Annuity Account H) as of December  31 2024, and for the two years in the period then ended, incorporated in this SAI by reference to report on Form  N-VPFS/A filed July 21, 2025, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon, and are incorporated by reference in reliance upon such report given on the authority of such firm as experts in auditing and accounting.

You should retain this Supplement for future reference.

Supplement dated July 21, 2025

07/25:VAPS80  333-164147